Changes in Operating Working Capital (Tables)	12 Months Ended
Dec. 31, 2024
CHANGES IN OPERATING WORKING CAPITAL
Schedule of changes in operating working capital

	Year Ended December 31,
U.S.$ millions	2024	2023
Decrease (increase) in accounts receivable	101	(251)
(Increase) decrease in inventories	(50)	63
(Increase) decrease in other current assets	(32)	274
Decrease in accounts payable and other	(81)	(120)
Decrease in operating working capital	(62)	(34)